Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) (USD $)	0 Months Ended							12 Months Ended					12 Months Ended	0 Months Ended			12 Months Ended
	Nov. 18, 2013	Nov. 08, 2013	Aug. 22, 2013	Aug. 12, 2013	May 16, 2013	May 06, 2013	Aug. 15, 2012	Dec. 31, 2013 Segment CallsAndMessages	Mar. 08, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2013 Stock Options And Restricted Stock [Member]	Mar. 27, 2013 Initial Public Offering [Member]	Dec. 30, 2011 Common Class A [Member]	Dec. 30, 2011 Class L Common Stock [Member]	Dec. 31, 2013 Deferred Compensation Plan Mutual Fund Investments [Member]	Dec. 31, 2012 Deferred Compensation Plan Mutual Fund Investments [Member]	Dec. 31, 2011 Deferred Compensation Plan Mutual Fund Investments [Member]	Dec. 31, 2013 Building [Member] Minimum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Dec. 31, 2013 Other Property Plant And Equipment [Member] Minimum [Member]	Dec. 31, 2013 Other Property Plant And Equipment [Member] Maximum [Member]
Number of operating reportable segments								2
Number of conference calls managed by company								148,000,000
Percentage increase in conference calls over the preceding year								10.00%
Number of notification calls and data messages delivered by company								2,800,000,000
Allowance for doubtful accounts								$ 9,809,000		$ 10,439,000
Property, Plant and Equipment, Useful Life																				20 years	39 years	3 years	5 years
GOODWILL								1,823,921,000		1,816,851,000	1,762,635,000
Intangible assets, net								231,400,000		285,700,000
Fair value with unrealized gains (losses)																	6,200,000	3,300,000	(1,300,000)
Conversion of one class L common stock into class A common stock												40.29
Common stock, shares authorized								475,000	475,000,000	475,000		1,000,000,000			900,000,000	100,000,000
Total shares authorized									500,000,000
Common stock, par value								$ 0.001	$ 0.001	$ 0.001				$ 0.001
Preferred stock, par value									$ 0.001
Preferred stock, shares authorized									25,000,000
Reverse stock split								1-for-8 reverse stock split
Issuance of common stock in connection with public offering								21,275,000						21,275,000
Cash dividend declared	$ 0.225		$ 0.225		$ 0.225		$ 8.00
Special cash Dividend declared date								Aug. 15, 2012
Dividends and dividend equivalents paid on options and restricted stock that vested during this period													200,000
Special dividend equivalent remains accrued and will be paid as the stock options vest over the next two and one-half years													200,000
Dividend record date		Nov. 08, 2013		Aug. 12, 2013		May 06, 2013
Dividend payable date	Nov. 18, 2013		Aug. 22, 2013		May 16, 2013
Total dividend paid to shareholders		$ 18,800,000		$ 18,800,000		$ 18,800,000		$ 56,500,000